Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 361,893	$ 324,493
Accumulated Amortization	216,980	175,245
Total	$ 144,913	$ 149,248
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	5 years	6 years
Gross Carrying Amount	$ 66,763	$ 63,748
Accumulated Amortization	32,147	27,508
Total	$ 34,616	$ 36,240
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	7 years	7 years
Gross Carrying Amount	$ 58,834	$ 56,178
Accumulated Amortization	30,993	23,570
Total	$ 27,841	$ 32,608
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year	1 year
Gross Carrying Amount	$ 106,019	$ 100,999
Accumulated Amortization	84,525	70,312
Total	$ 21,494	$ 30,687
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 130,277	$ 103,568
Accumulated Amortization	69,315	53,855
Total	$ 60,962	$ 49,713